Interests in unconsolidated structured entities - Summary of size of unconsolidated structured entities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Size of unconsolidated structured entities [Line Items]
Total assets	₩ 1,351,527,415	₩ 1,208,748,985
Asset-backed securitization
Size of unconsolidated structured entities [Line Items]
Total assets	180,681,470	193,570,970
Structured financing
Size of unconsolidated structured entities [Line Items]
Total assets	567,491,062	506,473,200
Investment funds
Size of unconsolidated structured entities [Line Items]
Total assets	₩ 603,354,883	₩ 508,704,815